15. Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2019 USD ($)
Tax credit carryforwards	$ 0
2016 [Member]
NOL carryforward with expiration	$ 1,618,386
Operating loss carryforward expiration date	Dec. 31, 2036
2017 [Member]
NOL carryforward with expiration	$ 2,182,354
Operating loss carryforward expiration date	Dec. 31, 2037
2018 [Member]
NOL carryforward without expiration	$ 3,060,443
2019 [Member]
NOL carryforward without expiration	$ 6,819,954